Consolidated Statement of Cash Flows (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities
Net loss and comprehensive loss	(3,566,641)	(2,967,411)
Items not involving cash
Amortization of equipment	22,307	15,632
Finance expense	2,296	3,098
Finance income	(63,920)	(40,366)
Unrealized foreign exchange loss	149,449	151,693
Share-based compensation	857,533	688,535
Gain on sale of equipment		(11,503)
Other expense	122,942
Net loss and comprehensive loss and non cash item, Total	(2,476,034)	(2,160,322)
Net changes in non-cash working capital
Trade and other receivables	22,691	(43,292)
Prepaid expenses	(125,563)	462
Trade and other payables	(20,241)	93,647
Operating activities, Total	(2,599,147)	(2,109,505)
Investing activities
Interest received	63,920	40,366
Purchase of equipment	(166,253)	(157,493)
Proceeds on disposal of equipment		12,613
Expenditures on mineral interests	(11,787,747)	(5,487,362)
Investing activities, Total	(11,890,080)	(5,591,876)
Financing activities
Interest paid	(2,296)	(3,098)
Common shares issued on financing	8,096,000	12,719,000
Common shares issued upon exercise of options	167,114	57,075
Common shares issued upon exercise of warrants	6,750	18,000
Share issue costs	(655,867)	(1,084,883)
Financing activities, Total	7,611,701	11,706,094
Effect of exchange rates on cash	22,460	(163,777)
(Decrease) increase in cash and cash equivalents	(6,877,526)	4,004,713
Cash and cash equivalents, beginning of year	8,401,429	4,560,493
Cash and cash equivalents, end of year	1,546,363	8,401,429
Cash and cash equivalents are comprised of
Cash	1,546,363	2,325,786
Canadian treasury bills		6,075,643
Cash and cash equivalents, Total	1,546,363	8,401,429